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       Investments(R)







                                                 June 15, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Select Value Fund (the "Fund")
     (File Nos. 333-113616 and 811-21530)
     CIK No. 0001283001

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of the Fund's Class A, Class B and Class C shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-1A/A filed electronically (Accession No. 0001016964-04-000249) on June 10, 2004.

     If you have any questions about this certification, please contact me at (617) 422-4947 (collect).

                                                 Very truly yours,


                                                 /s/ Jon-Luc Dupuy
                                                 Jon-Luc Dupuy
                                                 Associate Counsel


cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."